PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Schedule of movement in property and equipment	The following table summarizes the movement in the net book value of property and equipment for the six-month period ended
June 30:

	2025	2024

Balance as of January 1	3,016	2,898

Additions	800	361
Modifications and re-assessments	53	36
Disposals	(16)	(22)
Divestment and reclassification as held for sale	(96)	(66)
Depreciation	(280)	(264)
(Impairment) / reversal of impairment	(3)	(1)
Currency translation	(21)	(95)
Transfers	(7)	(1)

Balance as of June 30	3,446	2,846